SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Trade receivables, allowances for doubtful accounts	$ 9	$ 0
Bad debt expense	0	0	$ 0
Inventory write offs	$ 498	346	187
Additional inventory write-down			1,005
Percentage of marketing expenses for which entity receive grants	50.00%
Grants received presented as a reduction in marketing expenses	$ 75	$ 215	$ 55
Shares excluded from the calculation of diluted net income (loss) per share		1,349,414	1,368,220
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Years employment required for eligibility for severance pay	1 year
Months severance salary payable per year of employment	1 month
Severance pay expenses	$ 905	$ 485	$ 527